Clinical Trial Deposit	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Other Liabilities [Abstract]
Clinical Trial Deposit
3 Clinical trial deposit
In October 2020, the Company announced that it had entered into a final agreement with a contract research organization (“CRO”) for the management of the Company’s registrational study of
VAL-083
for glioblastoma.

Under the agreement, the Company supplied the drug for the study and the CRO managed all operational aspects of the study including site activation and patient enrollment. The Company was required to make certain payments under the agreement related to patient enrollment milestones. For the three and nine months ended March 31, 2024, the Company has recognized a recovery of
$
512
(202
3
 - $
1,075
expense) and an expense of $
563
(202
3
 - $
3,990
), respectively, for this study in relation to clinical site initiation and patient enrollment.
On October 31, 2023, the Company announced that preliminary topline results from this registrational study for
VAL-083
did not perform better than the current standards of care in glioblastoma. As a result, the Company announced that it has terminated the development of
VAL-083.
In the nine months ended March 31, 2024, the remaining deposit of $1,075 was offset against amounts owing to the CRO and the agreement with the CRO was terminated with an additional final cost of $
1,000
, which was paid in the nine months ended March 31, 2024.
In the nine months ended March 31, 2024, the Company recorded $
196
as a deposit with a CRO for the management of the Company’s
15-patient
study of
REM-001
for cutaneous metastatic breast cancer (“CMBC”).

3.	Clinical trial deposit
In October 2020, the Company announced that it had entered into a final agreement with a contract research organization (“CRO”) for the management of the Company’s registrational study for glioblastoma. Under the agreement, the Company will supply the drug for the study and the CRO will manage all operational aspects of the study including site activation and patient enrollment. The Company is required to make certain payments under the agreement related to patient enrollment milestones. For the year ended June 30, 2023, the Company has recognized $5,065 (2022—$8,163) of expenses for this study in relation to clinical site initiation and patient enrollment.
During the year ended June 30, 2023, the Company paid an additional $1,700 to the CRO in relation to the study deposit and has expensed $3,225 of the deposit. As of June 30, 2023, the remaining deposit balance for payments made to the CRO is $1,075. It is anticipated that the deposit will be recognized as an expense, applied to future invoices, or refunded to the Company, by September 30, 2023. The Company can terminate the study at any time. Upon termination, the Company will be liable for any payments due to the effective date of the termination as well as any non-refundable
costs incurred by the CRO prior to the date of termination.